Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 8,020	£ 7,211	£ 6,935
Later than one year
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 7,534	£ 6,289